Segmented information (Tables)	12 Months Ended
Mar. 28, 2020
Segment Reporting [Abstract]
Schedule of Information Relating to Segments
Certain information relating to the Company’s segments for the years ended March 28, 2020, March 30, 2019, and March 31, 2018, respectively, is set forth below:

	Retail			Other			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(In thousands)
Sales to external customers	$160,981	$143,499	$141,607	$8,439	$7,550	$5,001	$169,420	$151,049	$146,608
Inter-segment sales	—	—	—	3,606	9,912	13,054	3,606	9,912	13,054
Unadjusted Gross profit	64,210	58,936	55,578	4,074	1,119	2,177	68,284	60,055	57,755

Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits
The following sets forth reconciliations of the segments’ gross profits and certain unallocated costs to the Company’s consolidated gross profits for the years ended March 28, 2020, March 30, 2019, and March 31, 2018:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
	(In thousands)
Unadjusted gross profit	$68,284	$60,055	$57,755
Inventory provisions	(475)	(686)	(1,431)
Other unallocated costs	(3,586)	(998)	(708)
Adjustment of intercompany profit	254	206	77

Gross profit	$64,477	$58,577	$55,693

Summary of Sales by Classes of Similar Products
Sales by classes of similar products and by channel were as follows:

	Retail			Other			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(In thousands)
Jewelry and other	$81,736	$91,493	$98,057	$8,439	$7,550	$5,001	$90,175	$99,043	$103,058
Timepieces	79,245	52,006	43,550	—	—	—	79,245	52,006	43,550

	$160,981	$143,499	$141,607	$8,439	$7,550	$5,001	$169,420	$151,049	$146,608